Schedule of Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating lease cost	$ 171	$ 316	$ 546	$ 429
Short-term lease cost	15	24	42	135
Total lease cost	$ 186	$ 340	$ 588	$ 564